Shareholder’s Equity (Details) - $ / shares			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	May 02, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Shareholder’s Equity [Line Items]
Preference shares, shares authorized				1,000,000	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding
Warrants per shares (in Dollars per share)				$ 0.01
Exceeds price per share (in Dollars per share)				$ 18
Equity linked securities description				(i) the Company issues additional ordinary shares or securities convertible into or exercisable or exchangeable for shares of ordinary shares for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary shares, with such issue price or effective issue price to be determined in good faith by the Board (and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by such holder or affiliates, as applicable, prior to such issuance) (the “New Issuance Price”); (ii) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation thereof (net of redemptions); and (iii) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the Warrant Price shall be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the New Issuance Price and the Redemption Trigger Price ($18.00) shall be adjusted to equal to 180% of the greater of the Market Value and the Newly Issued Price.	If: (i) the Company issues additional ordinary shares or securities convertible into or exercisable or exchangeable for shares of ordinary shares for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary shares, with such issue price or effective issue price to be determined in good faith by the Board (and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by such holder or affiliates, as applicable, prior to such issuance) (the “New Issuance Price”); (ii) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation thereof (net of redemptions); and (iii) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the Warrant Price shall be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the New Issuance Price and the Redemption Trigger Price ($18.00) shall be adjusted to equal to 180% of the greater of the Market Value and the Newly Issued Price.
Shares exercised			3,762,500	1,968,750	3,762,500
Warrants redemption description					• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last reported last sale price of the ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Over-Allotment Option [Member]
Shareholder’s Equity [Line Items]
Shares exercised		375,000
Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized				479,000,000	479,000,000		479,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued				2,086,874	118,125		118,125
Ordinary shares, shares outstanding				2,086,874	118,125		118,125
Shares exercised	1,968,749
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized				20,000,000	20,000,000	[1]	20,000,000	[1]
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Ordinary shares, shares issued				1	1,968,750	[1]	2,156,250	[1]
Ordinary shares, shares outstanding				1	1,968,750	[1]	2,156,250	[1]
Shares subject to forfeiture							281,250
Shares exercised	1,968,749
Founder Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares issued		1,968,750
Ordinary shares, shares outstanding		1,968,750
Shares subject to forfeiture		93,750
Shares forfeited		187,500

[1]	The number of ordinary shares issued and outstanding at December 31, 2021 includes an aggregate of up to 281,250 shares of non-redeemable Founder Shares that are subject to forfeiture if the underwriter does not exercise the over-allotment option. In connection with the closing of the initial public offering and the underwriter’s partial exercise of over-allotment option on May 2, 2022, 93,750 of the Founder Shares were no longer subject to forfeiture, and 187,500 of the Founder Shares were forfeited.